Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 25, 2016
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED JULY 11, 2016
TO THE PROSPECTUS DATED APRIL 25, 2016

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective July 11, 2016, unless otherwise noted below.

In the section entitled, "Summary Overview of Each Fund" for the JNL Multi-Manager Small Cap Growth Fund under "Principal Investment Strategies," please add the following:

Chicago Equity – Small Cap Growth Strategy

Chicago Equity Partners, LLC ("CEP") constructs the strategy by investing in equity securities of small-capitalization companies. The Small Cap Growth Strategy will ordinarily invest in approximately 150-400 stocks. The Small Cap Growth Strategy primarily invests in common stock and preferred stock of U.S. small-capitalization companies.

The Small Cap Growth Strategy currently defines small capitalization companies as those with a market capitalization within the market capitalization range of the companies represented in the Russell 2000® Index (between $14 million and $6.1 billion as of March 31, 2016). This range may fluctuate as market conditions change and during periods of increased market volatility. In pursuing its investment strategy, it will generally invest in stocks of U.S. small-cap growth companies (as determined by CEP), including real estate investment trusts ("REITs"). The Small Cap Growth Strategy may also invest in foreign companies, including those that are organized in or have material business interests tied to emerging market countries, through American Depositary Receipts ("ADRs") or direct investment in securities of foreign companies trading on U.S. markets.

In the section entitled, "Summary Overview of Each Fund" for the JNL/Lazard Emerging Markets Fund under "Expense Example," please delete the paragraph in its entirety and replace it with the following:

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  The example does not reflect the voluntary fee waiver. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

In the section entitled, "Summary Overview of Each Fund" for the JNL/Mellon Capital Bond Index Fund under "Principal Risks of Investing in the Fund," please add the following risk:
  Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly-available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

JNL Multi-Manager Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED JULY 11, 2016
TO THE PROSPECTUS DATED APRIL 25, 2016

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective July 11, 2016, unless otherwise noted below.

In the section entitled, "Summary Overview of Each Fund" for the JNL Multi-Manager Small Cap Growth Fund under "Principal Investment Strategies," please add the following:

Chicago Equity – Small Cap Growth Strategy

Chicago Equity Partners, LLC ("CEP") constructs the strategy by investing in equity securities of small-capitalization companies. The Small Cap Growth Strategy will ordinarily invest in approximately 150-400 stocks. The Small Cap Growth Strategy primarily invests in common stock and preferred stock of U.S. small-capitalization companies.

The Small Cap Growth Strategy currently defines small capitalization companies as those with a market capitalization within the market capitalization range of the companies represented in the Russell 2000® Index (between $14 million and $6.1 billion as of March 31, 2016). This range may fluctuate as market conditions change and during periods of increased market volatility. In pursuing its investment strategy, it will generally invest in stocks of U.S. small-cap growth companies (as determined by CEP), including real estate investment trusts ("REITs"). The Small Cap Growth Strategy may also invest in foreign companies, including those that are organized in or have material business interests tied to emerging market countries, through American Depositary Receipts ("ADRs") or direct investment in securities of foreign companies trading on U.S. markets.
JNL/LAZARD EMERGING MARKETS FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED JULY 11, 2016
TO THE PROSPECTUS DATED APRIL 25, 2016

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective July 11, 2016, unless otherwise noted below.

In the section entitled, "Summary Overview of Each Fund" for the JNL/Lazard Emerging Markets Fund under "Expense Example," please delete the paragraph in its entirety and replace it with the following:

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. The example does not reflect the voluntary fee waiver. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
JNL/MELLON CAPITAL BOND INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED JULY 11, 2016
TO THE PROSPECTUS DATED APRIL 25, 2016

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective July 11, 2016, unless otherwise noted below.

In the section entitled, "Summary Overview of Each Fund" for the JNL/Mellon Capital Bond Index Fund under "Principal Risks of Investing in the Fund," please add the following risk:
  Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly-available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.